Other Capital Items and Accumulated Other Comprehensive Income - Summary of Other Capital Items and Accumulated Other Comprehensive Income (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other capital items and accumulated other comprehensive income [abstract]
Changes in equity from equity method	$ (353,543)	$ (353,543)	$ 6,796
Stock options	4,830,518	2,297,697	1,609,809
Treasury stock	(568,467)	0	0
Gains on sale of treasury stock	(410,453)	(410,453)	836,922
Consideration for conversion rights	98,951	0	0
Other capital surplus	(51,043)	(51,043)	(57,795)
Total	$ 3,545,963	$ 1,482,658	$ 2,395,732